Schedule of Information on Material Loans (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Long-term material loans from bank	₪ 113,979	₪ 82,202
Original loan	183,000	170,000
Less current maturities	(19,279)
Long term loans from banks	133,258
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Long-term material loans from bank	123,508	113,471
Original loan	₪ 132,000
Interest rate	Prime rate plus a spread of 1.5%-2.56%
Loan period (years)	1.5-5.5
Less current maturities	₪ (15,594)	(44,762)
Long term loans from banks	₪ 107,914	₪ 68,709